Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net Unrealized Gains on Open Contracts	$ 5,792,535	$ 6,652,432
Cash held by acting commodity futures brokers administrating open contracts	120,025,451	150,597,920
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains on Open Contracts	5,296,681	6,193,496
Longest Maturities Date	Mar. 31, 2019	Dec. 31, 2017
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains on Open Contracts	495,854	458,936
Longest Maturities Date	Mar. 31, 2015	Mar. 31, 2014
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net Unrealized Gains on Open Contracts	604,870	1,225,590
Cash held by acting commodity futures brokers administrating open contracts	95,193,033	104,880,846
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains on Open Contracts	172,160	817,366
Longest Maturities Date	Mar. 31, 2018	Jun. 30, 2018
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains on Open Contracts	$ 432,710	$ 408,224
Longest Maturities Date	Jun. 30, 2015	Jun. 30, 2014